FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENT
Convertible bonds payable fair value	¥ 5,281,029	¥ 2,246,231
Impairment loss of long-lived assets	12,759	¥ 0	¥ 0
Fair Value, Inputs, Level 1 [Member] | Data center equipment
FAIR VALUE MEASUREMENT
Fair value of impaired long-lived assets	60,000
Impairment loss of long-lived assets	¥ 12,759